Condensed Combined Carve-out Statements of Changes in Net Parent's Investment - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 15,284,316	$ 10,392,522	$ 15,505,661	$ 5,027,123	$ 5,027,123	$ 4,781,527
Net transfer from parent	672,735	426,970	1,502,538	6,210,261	13,801,233	2,058,200
Net (loss) income	(470,131)	(276,263)	(1,521,279)	(694,155)	(3,322,695)	(1,812,604)
Balance	$ 15,486,920	$ 10,543,229	$ 15,486,920	10,543,229	15,505,661	5,027,123	$ 4,781,527
Mother Earth's Storehouse, Inc. [Member]
Balance				3,834,674	3,834,674	2,935,054
Net (loss) income						1,538,370	730,359
Balance						3,834,674	2,935,054
Greens Natural Foods, Inc. [Member]
Balance				1,888,472	1,888,472
Net (loss) income						1,359,396
Balance						1,888,472
Capital Units [Member] | Mother Earth's Storehouse, Inc. [Member]
Balance				$ 60,260	$ 60,260	$ 60,260	$ 60,260
Balance, shares				100	100	100	100
Distributions / dividends
Pass-through entity tax
Net (loss) income
Balance						$ 60,260	$ 60,260
Balance, shares						100	100
Capital Units [Member] | Greens Natural Foods, Inc. [Member]
Balance				$ 30,002	$ 30,002	$ 30,002
Distributions / dividends
Net (loss) income
Balance						30,002	$ 30,002
Retained Earnings [Member] | Mother Earth's Storehouse, Inc. [Member]
Balance				3,774,414	3,774,414	2,874,794	3,473,435
Distributions / dividends						(536,000)	(1,329,000)
Pass-through entity tax						(102,750)
Net (loss) income						1,538,370	730,359
Balance						3,774,414	2,874,794
Retained Earnings [Member] | Greens Natural Foods, Inc. [Member]
Balance				(2,985,556)	(2,985,556)	(3,984,196)
Distributions / dividends						(778,275)
Net (loss) income						1,776,915
Balance						(2,985,556)	(3,984,196)
Total Shareholders' Equity [Member] | Mother Earth's Storehouse, Inc. [Member]
Balance				3,834,674	3,834,674	2,935,054	3,533,695
Distributions / dividends						(536,000)	(1,329,000)
Pass-through entity tax						(102,750)
Net (loss) income						1,538,370	730,359
Balance						3,834,674	2,935,054
Total Shareholders' Equity [Member] | Greens Natural Foods, Inc. [Member]
Balance				1,888,472	1,888,472	1,866,200
Distributions / dividends						(1,337,124)
Net (loss) income						1,359,396
Balance						1,888,472	1,866,200
Member Units [Member] | Greens Natural Foods, Inc. [Member]
Balance				(496,097)	(496,097)	480,271
Distributions / dividends						(558,849)
Net (loss) income						(417,519)
Balance						(496,097)	480,271
Additional Paid-in Capital [Member] | Greens Natural Foods, Inc. [Member]
Balance				$ 5,340,123	$ 5,340,123	5,340,123
Distributions / dividends
Net (loss) income
Balance						$ 5,340,123	$ 5,340,123